Goodwill and Identified Intangible Assets - Schedule of future amortization of finite-lived intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	$ 3,479
2023	3,189
2024	2,328
2025	2,114
2026 and beyond	9,085
Carrying Amount	$ 20,195	$ 18,688